Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011	Nov. 30, 2010
Revenues
Sales	$ 643,586	$ 32,386	$ 677,669	$ 60,181
Cost of Sales
Cost of Goods Sold	203,887	23,689	230,565	46,442
Gross Profit	439,699	8,697	447,104	13,739
Expenses
General and Administrative Expenses	1,355,702	333,253	1,530,911	502,495
Net Loss	$ (916,003)	$ (324,556)	$ (1,083,807)	$ (488,756)
Basic and diluted loss per share	$ (0.05)	$ (0.02)	$ (0.06)	$ (0.03)
Basic and diluted weighted average common shares outstanding	19,992,877	16,755,600	19,612,672	16,305,327